Stock Option Activity (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding at beginning of year	6,946	11,052	6,406
Issued in exchange for Continental options			7,366
Exercised, Options	(1,327)	(2,449)	(2,467)
Surrendered, Options	(1,012)	(1,657)	(253)
Options, Outstanding at end of year	4,607	6,946	11,052
Weighted- Average Exercise Price, Outstanding at beginning of year	$ 23.80	$ 21.70	$ 22.42
Exercisable at December 31, 2012	4,358
Issued in exchange for Continental options, Weighted- Average Exercise Price			$ 16.77
Exercised, Weighted- Average Exercise Price	$ 12.42	$ 10.77	$ 8.13
Surrendered, Weighted- Average Exercise Price	$ 30.50	$ 29.07	$ 28.77
Weighted- Average Exercise Price, Outstanding at end of year	$ 25.60	$ 23.80	$ 21.70
Exercisable at end of period, Weighted- Average Exercise Price	$ 25.76
Weighted- Average Remaining Contractual Life , Outstanding at end of year, in years	2 years 10 months 24 days
Weighted- Average Remaining Contractual Life , Exercisable at end of period, in years	2 years 10 months 24 days
Exercised, Aggregate Intrinsic Value	$ 14	$ 33	$ 42
Aggregate Intrinsic Value, Outstanding at end of period	20
Aggregate Intrinsic Value , Exercisable at end of period	$ 20